Income tax (Tables)	12 Months Ended
Mar. 31, 2013
Income tax [Abstract]
Schedule of the Components of Income before Income Taxes

Income before income tax expense arose from the following tax jurisdictions:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

The PRC	155,652	179,654	260,462	41,937
Non-PRC	(23,510)	(28,055)	(102,277)	(16,467)
Income before income tax expense	132,142	151,599	158,185	25,470

Schedule of Income Tax (Benefit) Expense

Income tax expense represents PRC income tax expense as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Current tax expense	40,880	14,405	38,737	6,237
Deferred tax benefit	(6,951)	(4,771)	(194)	(31)
Total income tax expense	33,929	9,634	38,543	6,206

Schedule of the Reconciliation between the Statutory rate and the Effective tax rate

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the amount computed by applying the statutory PRC income tax rate of 25% for the following reasons:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Income before income tax expense	132,142	151,599	158,185	25,470

Computed "expected" tax expense	33,036	37,900	39,546	6,368
Non-PRC entities not subject to income tax	5,878	7,014	25,569	4,117
Non-taxable income	-	(1,804)	-	-
Effect of change in tax rates	-	(14,674)	-	-
Tax rate differential, preferential rate	(4,865)	(19,779)	(26,015)	(4,189)
Others	(120)	977	(557)	(90)
Actual income tax expense	33,929	9,634	38,543	6,206

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets/(liabilities) are presented below:

	March 31,
	2012	2013	2013
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	4,413	4,719	760
Non-current accounts receivable	7,050	5,754	926
Property, plant and equipment	1,824	1,616	260
Inventories	2,343	2,513	405
Tax loss	1,896	2,011	324
Others	855	798	128
Net deferred tax assets	18,381	17,411	2,803

Deferred tax liabilities:
Deferred revenue	(115)	(105)	(17)
Intangible assets	(32,447)	(31,293)	(5,038)
Deferred tax liabilities	(32,562)	(31,398)	(5,055)

Net deferred tax liabilities	(14,181)	(13,987)	(2,252)

Classification on consolidated balance sheets
Current deferred tax assets	5,268	5,454	878
Non-current deferred tax assets	5,013	3,727	600
Non-current deferred tax liabilities	(24,462)	(23,168)	(3,730)
Net deferred tax liabilities	(14,181)	(13,987)	(2,252)